Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	21.45
Maximum Aggregate Offering Price	$ 42,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,924.49
Offering Note	Note 1.a - The Registration Statement on Form S-8 (this "Registration Statement") to which this exhibit relates registers under the Securities Act of 1933, as amended (the "Securities Act"), 2,000,000 common shares, no par value per share (the "Common Shares"), of Hudbay Minerals Inc. (the "Registrant"), offered under the Hudbay Minerals Inc. 2026 Employee Share Purchase Plan. Pursuant to Rule 416(a) under the Securities Act, the Registration Statement to which this exhibit relates also covers any additional Common Shares that become issuable with respect to the securities identified in the above table by reason of any stock dividends, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration and that, in each case, increase the number of outstanding shares of Common Shares. Note 1.b - The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee calculated in accordance with Rules 457(c) and 457(h) of the Securities Act. The aggregate offering price is the average of the high and low prices of the Registrant's Common Shares as reported on the New York Stock Exchange on July 28, 2026.